Net income per ordinary share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Net income per ordinary share

The calculation of the basic and diluted net income per ordinary share is based on the following data:

	2017	2016	2015
	Number of shares
Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	2,061,909	2,061,909	2,063,738